Note 11 - Share-based Compensation (Tables)	9 Months Ended
Sep. 30, 2017
Notes Tables
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
	Three months ended September 30,		Nine months ended September 30,
	2016	2017	2016	2017
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Research and development	-	7,522	-	14,452
General and administrative	-	2,584	-	4,410
Total	-	10,106	-	18,862